Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [Abstract]
Disclosure of operating segments
	Year Ended December 31, 2020
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	102,683	45,254	67,086	215,023
Cost of sales	(42,009)	(32,214)	(69,499)	(143,722)
Gross profit/(loss)	60,674	13,040	(2,413)	71,301
Administrative expenses	(3,144)	(2,069)	(8,309)	(13,522)
Other operating income	4,329	(3)	795	5,121
Other operating expenses	(3)	(1,969)	(3,030)	(5,002)
Allowance for expected credit losses on financial	(103)	(164)	(274)	(541)
Operating profit/(loss)	61,753	8,835	(13,231)	57,357
Finance income	3,298	1,807	3,542	8,647
Finance costs	(19,976)	(8,049)	(20,903)	(48,928)
Foreign exchange differences, net	(343)	344	573	574
Loss on debt extinguishment	(1,586)	(869)	(1,702)	(4,157)
Profit/(loss) before tax	43,146	2,068	(31,721)	13,493
Income tax (expense)/income	-	(2,050)	226	(1,824)
Profit/(loss) for the year	43,146	18	(31,495)	11,669

	Year Ended December 31, 2019
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	102,103	46,551	78,555	227,209
Cost of sales	(34,458)	(35,150)	(67,516)	(137,124)
Gross profit	67,645	11,401	11,039	90,085
Administrative expenses	(5,734)	(2,463)	(9,555)	(17,752)
Other operating income	1,081	-	1,481	2,562
Other operating expenses	-	(2,527)	(4,156)	(6,683)
Allowances for expected credit losses on financial	(198)	-	(143)	(341)
Operating profit/(loss)	62,794	6,411	(1,334)	67,871
Finance income	1,934	441	2,204	4,579
Finance costs	(17,835)	(5,158)	(18,192)	(41,185)
Foreign exchange differences, net	(387)	(911)	(298)	(1,596)
Other income	458	104	522	1,084
Profit/(loss) before tax	46,964	887	(17,098)	30,753
Income tax (expense)/income	-	(1,263)	664	(599)
Profit/(loss) for the year	46,964	(376)	(16,434)	30,154
	Year Ended December 31, 2018
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	99,321	41,813	65,156	206,290
Cost of sales	(53,906)	(32,207)	(61,496)	(147,609)
Gross profit	45,415	9,606	3,660	58,681
Administrative expenses	(3,877)	(2,496)	(9,403)	(15,776)
Other operating income	9,269	704	2,067	12,040
Other operating expenses	-	(2,009)	(4,412)	(6,421)
Allowances for expected credit losses on financial	-	-	(76)	(76)
Operating profit/(loss)	50,807	5,805	(8,164)	48,448
Finance income	64	-	453	517
Finance costs	(16,860)	(4,928)	(18,549)	(40,337)
Foreign exchange differences, net	(377)	(583)	(395)	(1,355)
Profit/(loss) before tax	33,634	294	(26,655)	7,273
Income tax (expense)/income	-	(910)	2,047	1,137
Profit/(loss) for the year	33,634	(616)	(24,608)	8,410